Commitments and Contingencies - Additional Information (Detail)	3 Months Ended		12 Months Ended
	Mar. 31, 2017 USD ($) ft²	Mar. 31, 2016 USD ($)	Dec. 31, 2016 USD ($) ft²	Dec. 31, 2015 USD ($)
Commitments and Contingencies Disclosure [Abstract]
Area of lease property | ft²	7,580		7,580
Lease expiration date	Jun. 30, 2018		Jun. 30, 2018
Total operating leases rent expense	$ 51,289	$ 45,180	$ 214,595	$ 160,221
Lease agreement allowances for tenant improvements		$ 46,390	46,390
Deferred rent included in accrued expenses	47,948		49,209	$ 8,486
Non-cancelable future minimum lease payments	$ 131,684		157,418
Future payments related to other operating commitments			$ 2,761,501